Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Research and development expenses payable	$ 728,793	$ 778,205	$ 1,162,155
Professional fees payable	109,300	127,031	175,324
Others	12,657	13,375	15,913
Accounts payable and accrued expenses	$ 850,750	$ 918,611	$ 1,894,341